ISSUED CAPITAL AND RESERVES - Narrative (Details) - Common shares - shares	Mar. 01, 2024	Dec. 31, 2023	Dec. 31, 2022
ISSUED CAPITAL AND RESERVES
Number of shares outstanding (in shares)		1,756,731,135
Number of shares issued (in shares)		1,756,731,135	1,756,731,135
Major ordinary share transactions | Forecast
ISSUED CAPITAL AND RESERVES
Increase (decrease) in number of ordinary shares issued (in shares)	92,459,532
Number of shares outstanding (in shares)	1,849,190,667
Number of shares issued (in shares)	1,849,190,667